Basis for preparation, consolidation and accounting policies - Additional information (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2021 USD ($) PEN (S/) $ / shares item	Dec. 31, 2020 USD ($) $ / shares PEN (S/)	Dec. 31, 2019 USD ($)
Basis for preparation, consolidation and accounting policies
Useful lives or depreciation of Investment property		20 years
Workers' profit sharing rate		8.00%
Qualifying asset, description		The Group defines a qualifying asset as one which value is greater than US$5 million and requires a period greater than 12 months to get it ready for its intended use.
Applicable tax rate	29.50%	32.00%	32.00%	32.00%
Lease Liabilities		$ 5,779	$ 7,839
Right-of-use assets		$ 5,338	$ 7,178
Lease term		10 years
Maximum [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term		90 days
Mining Royalties Marginal Rate		12.00%
Useful life of intangible assets		10 years
Minimum [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term		30 days
Mining Royalties Marginal Rate		1.00%
Useful life of intangible assets		1 year
Written put options [member]
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate | $ / shares		0.2501	0.2759
Purchased call options [member]
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate | $ / shares		0.2516	0.2764
Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term		30 days
Applicable tax rate	29.50%	29.50%	29.50%	29.50%
Lease Liabilities		$ 115	$ 330
Interest from short-term money market funds and interest from current bank accounts		$ 1,000	8,100
Terminal compensation percentage		1.50%
Maximum severance payments | item		12
Amortization expense of intangible assets		$ 2,900	3,000	$ 3,000
Intangible assets, net		10,549	7,915
Contract liabilities		$ 16,949	$ 0
Minera Yanacocha SRL and subsidiary [Member] | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Mining Royalties Marginal Rate		12.00%
Recovery rate of leach pads		95.00%
Minera Yanacocha SRL and subsidiary [Member] | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Mining Royalties Marginal Rate		1.00%
Recovery rate of leach pads		50.00%
Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Workers' profit sharing rate		8.00%
Applicable tax rate		32.00%	32.00%	32.00%
Lease Liabilities		$ 70,120	$ 79,217
Right-of-use assets		68,492	76,862	$ 84,856
Amortization expense of intangible assets		1,500	1,000	$ 1,000
Intangible assets, net		20,000	13,100
Accumulated amortization book value of intangible assets		$ 6,200	$ 4,700
Progressive rate of sale		1.00%
Reclassification of accounts payable		$ 5,900
Sociedad Minera Cerro Verde S.A.A. [Member] | Concessions related to the operation of the port terminal
Basis for preparation, consolidation and accounting policies
Useful life of intangible assets		20 years
Sociedad Minera Cerro Verde S.A.A. [Member] | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Progressive rate of quarterly operating income		12.00%
Sociedad Minera Cerro Verde S.A.A. [Member] | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Progressive rate of quarterly operating income		1.00%
Sociedad Minera Cerro Verde S.A.A. [Member] | Written put options [member]
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate | S/		3.998	3.624
Sociedad Minera Cerro Verde S.A.A. [Member] | Purchased call options [member]
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate | S/		3.975	3.618
Plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member] | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Lease term		10 years
Plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member] | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Lease term		3 years
Buildings and other constructions
Basis for preparation, consolidation and accounting policies
Lease Liabilities		$ 2,532	$ 3,971
Right-of-use assets		$ 2,501	$ 3,330
Buildings and other constructions | Minera Yanacocha SRL and subsidiary [Member] | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Lease term		10 years
Buildings and other constructions | Minera Yanacocha SRL and subsidiary [Member] | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Lease term		5 years
OSINERGMIN [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value		0.14%	0.14%	0.13%
OEFA [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value		0.10%	0.10%	0.11%
INGEMMET [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Reclassification of accounts payable		$ 6,300